UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21771
YieldQuest Funds Trust
(Exact name of registrant as specified in charter)
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305
(Address of principal executive offices) (Zip code)
Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305
(Name and address of agent for service)
Registrant’s telephone number, including area code: 404-446-3370
Date of fiscal year end: October 31
Date of reporting period: January 31, 2012
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The Schedules of Investments are attached herewith.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2012

% of
Net Assets	Description		Principal	Value

14.36%	CORPORATE BONDS

7.25%	Airlines
	AMR Corp.:
	9.750%, 08/15/2021 (a) (b)	$	469,000	$131,320
	9.880%, 06/15/2020 (a) (b)		343,000	96,040
	Continental Airlines, Inc.:
	6.703%, 06/15/2021, Series 01A1 (a)		96,390	100,246
	6.748%, 03/15/2017, Series 981B (a)		110,600	105,070

				432,676

6.88%	Financial Services
	Bank of America Corp.:
	4.750%, 03/15/2016, Callable 03/15/2012 @ 100, MTN		10,000	9,824
	7.800%, 09/15/2016 (a)		220,000	235,851
	CIT Group, Inc.:
	7.000%, 05/04/2015, Callable 03/01/2012 @ 100 (c)		21,000	21,131
	7.000%, 05/01/2016, Callable 03/01/2012 @ 100		171	171
	7.000%, 05/02/2016, Callable 03/01/2012 @ 100 (c)		35,000	35,219
	7.000%, 05/01/2017, Callable 03/01/2012 @ 100		302	303
	7.000%, 05/02/2017, Callable 03/01/2012 @ 100 (c)		49,000	49,184
	Deutsche Bank Trust Corp., 7.500%, 11/15/2015		4,000	4,302
	Lehman Brothers Holdings, 6.500%, 07/19/2017 (b)		1,370,000	1,507
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, GMTN		50,000	51,239
	Washington Mutual Bank NV, 6.875%, 06/15/2012, Series 11 (b)		1,000,000	1,750

				410,481

0.23%	Industrials
	Occidental Petroleum Corp., 8.750%, 01/15/2023		10,000	13,569

	Total Corporate Bonds (Cost $3,667,122)			856,726

0.07%	COLLATERALIZED MORTGAGE OBLIGATIONS

0.07%	U.S. Government & Agency
	Federal National Mortgage Association, 4.500%, 05/25/2019		4,111	4,163

	Total Collateralized Mortgage Obligations (Cost $3,848)			4,163

6.23%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN		43,000	56,811
	Federal Home Loan Bank:
	5.685%, 09/17/2018, Series AR18		25,000	31,222
	7.125%, 02/15/2030, Series C30 (a)		90,000	137,203
	Federal National Mortgage Association, 8.280%, 01/10/2025, MTN		20,000	31,576
	Tennessee Valley Authority, 7.125%, 05/01/2030 (a)		75,000	114,635

	Total U.S. Government & Agency (Cost $282,465)			371,447

0.76%	FOREIGN BONDS

0.76%	Sovereign Bonds
	Federal Republic of Brazil, 12.500%, 01/05/2016	BRL	40,000	26,671
	Mexican Bonos de Desarrollo, 7.250%, 12/15/2016, Series M10	MXN	220,000	18,494

				45,165

	Total Foreign Bonds (Cost $43,693)			45,165

4.89%	MUNICIPAL BONDS

3.16%	California
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (a)	$	190,000	107,202

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2012

% of
Net Assets	Description	Principal	Value

	California (Continued)

	08/01/2029, GO (a) $	150,000	$81,047

			188,249

1.73%	Illinois
	Village of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO, Callable 12/01/2015 @ 100 (a)	100,000	103,480

	Total Municipal Bonds (Cost $243,639)		291,729

11.03%	TAXABLE MUNICIPAL BONDS

2.73%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, National-RE, Revenue	100,000	61,189
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue, Callable 05/01/2013 @ 102	35,000	34,112
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable 08/01/2014 @ 102	25,000	26,253
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation, Callable 05/01/2016 @ 100	15,000	15,719
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, National-RE, Tax Allocation, Callable 09/01/2016 @ 100	25,000	25,420

			162,693

0.55%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C, National-RE, Revenue, Callable 10/01/2015 @ 100	30,000	32,630

0.43%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @ 100	25,000	25,875

1.61%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue	70,000	74,712
	Savannah Hospital Authority, 6.625%, 07/01/2018, AGM, Revenue, Callable 07/01/2013 @ 101	20,000	21,212

			95,924

0.08%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, National-RE, Revenue	5,000	5,013

0.56%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable 01/05/2015 @ 100	30,000	33,479

0.65%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE, Revenue	35,000	38,890

3.42%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO	20,000	20,453
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue (a)	165,000	183,589

			204,042

0.74%	Oregon
	School Boards Association, 5.680%, 06/30/2028, Series B, National-RE FGIC, GO	40,000	43,958

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2012

% of
Net Assets	Description	Principal	Value

0.26%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2020, Revenue (b) $	23,569	$15,556

	Total Taxable Municipal Bonds (Cost $627,961)		658,060

		Shares

1.88%	PREFERRED STOCKS

1.88%	Financial Services
	Ally Financial, Inc., 1.750%, Callable 12/31/2011 @ 1,000 (c) (d)	139	111,934

	Total Preferred Stocks (Cost $43,759)		111,934

14.86%	EXCHANGE TRADED/CLOSED-END FUNDS

0.00%	Equity Closed-End Fund
	RMR Asia Pacific Real Estate Fund	—	5

14.86%	Taxable Fixed Income Closed-End Funds
	BlackRock Credit Allocation Income Trust I, Inc. (a)	15,946	156,430
	BlackRock Credit Allocation Income Trust II, Inc. (a)	12,440	129,376
	BlackRock Credit Allocation Income Trust III, Inc. (a)	24,699	273,171
	iShares Barclays 1-3 Year Credit Bond Fund (a)	950	99,560
	Nuveen Multi-Strategy Income & Growth Fund II (a)	9,800	85,946
	Vanguard Short-Term Corporate Bond ETF	250	19,680
	Zweig Total Return Fund, Inc. (a)	38,000	122,360

			886,523

	Total Exchange Traded/Closed-End Funds (Cost $862,672)		886,528

		Contracts

4.18%	PURCHASED OPTIONS (e)
	ProShares UltraShort 20+ Year Treasury:
	02/18/2012, Call @ $21	314	1,570
	02/18/2012, Call @ $20	5,017	45,153
	02/18/2012, Call @ $19	818	17,178
	SPDR S&P 500 ETF Trust:
	02/18/2012, Put @ $130	125	17,750
	02/18/2012, Put @ $129	325	35,100
	02/18/2012, Put @ $128	375	31,125
	02/18/2012, Call @ $132	400	57,600
	United States Natural Gas Fund LP:
	02/18/2012, Call @ $6	680	6,120
	02/18/2012, Call @ $5	175	7,525
	United States Oil Fund:
	02/18/2012, Call @ $39	225	9,900
	02/18/2012, Call @ $38	250	20,250

	Total Purchased Options (Cost $444,698)		249,271

		Shares

43.89%	SHORT-TERM INVESTMENTS

18.67%	Money Market Fund
	Dreyfus Institutional Reserves Money Market Fund, 0.000% (f)	1,113,923	1,113,923

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2012

% of
Net Assets	Description	Principal	Value

25.22%	U.S. Government & Agency
	Treasury Bills (f):
	03/19/2012, 0.032% (d) $	310,000	$309,977
	04/12/2012, 0.020% (a)	100,000	99,991
	04/19/2012, 0.055% (a)	250,000	249,974
	07/12/2012, 0.050% (d)	225,000	224,927
	07/26/2012, 0.055% (d)	310,000	309,883
	10/18/2012, 0.108% (d)	310,000	309,799

			1,504,551

	Total Short-Term Investments (Cost $2,618,600)		2,618,474

102.15%	Total Investments (Cost $8,838,457)		6,093,497

(2.15)%	Net other assets (liabilities)		(128,194)

100.00%	NET ASSETS		$5,965,303

	At January 31, 2012, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$337,731
	Unrealized Depreciation		(3,082,691)

	Net Unrealized Depreciation		$(2,744,960)

(23.70%)	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Inflation Indexed Bonds, 1.523%, 04/15/2015	1,331,036	1,413,602

	Total U.S. Treasury Securities Sold Short (Proceeds $1,404,056)		1,413,602

					Unrealized
	Local Currency	Market Value	Settlement Date		Gain/(Loss)

FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
TO BUY:
European Euro	50,789	$66,435	02/03/2012		$1,435
Icelandic Krona	94,634,900	765,190	07/16/2009	(g)	(264,985)
Japanese Yen	26,295,900	345,011	02/03/2012		10

					(263,540)

TO SELL:
British Sterling Pound	187,079	294,792	02/03/2012		(2,200)
Canadian Dollar	282,865	282,084	02/03/2012		(3,070)
European Euro	706,386	923,989	02/03/2012		(10,561)
Japanese Yen	53,408,560	700,737	02/03/2012		(4,316)
Mexican Peso	205,000	15,724	02/03/2012		(791)

					(20,938)

Total Foreign Currency Counterparty: Bank of New York					$(284,478)

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2012

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Copper, expires 03/2012	5	$480,115	$(1,267)
Dollar Index, expires 09/19/2011	6	475,017	(3,613)
Henry Hub Natural Gas, expires 03/2012	5	127,365	(2,215)

			(7,095)

FUTURES CONTRACTS SOLD SHORT
30-Day Federal Funds, expires 06/2014	195	72,729,916	(45,626)
90 Day Euro$, expires 06/16/2014	95	95,000,000	(47,359)
90 Day Euro$, expires 12/15/2014	63	63,000,000	(35,980)

			(128,965)

Total			$(136,060)

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Default Resolution
(c)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2012, these securities amounted to $217,468 or 3.6% of net assets. The investment advisor has deemed these securities or a portion of these securities liquid.
(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(e)	Non-income producing securities.
(f)	Rate represents effective yield.
(g)	Counter party in default due to restrictions imposed by the Icelandic Government. At January 31, 2012, the net loss noted above amounted to 4.43% of the Fund’s net assets. The investment advisor has deemed this currency illiquid.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BRL	Brazilian Real
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
MXN	Mexican Peso
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to Schedule of Investments.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)

January 31, 2012

1. Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds™ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor™s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements — As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the Fund’s holdings as of January 31, 2012, as categorized under the three tier hierarchy of inputs:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Total Return Bond Fund
Corporate Bonds	$856,726	$—	$856,726	$—
Collateralized Mortgage Obligations	4,163	—	4,163	—
U.S. Government & Agency	371,447	—	371,447	—
Foreign Bonds	45,165	—	45,165	—
Municipal Bonds	291,729	—	291,729	—
Taxable Municipal Bonds	658,060	—	658,060	—
Preferred Stocks*	111,934	111,934	—	—
Exchange Traded/Closed-End Funds*	886,528	886,528	—	—
Short-Term Investment	2,618,474	1,113,923	1,504,551	—
Asset Derivatives
Equity Contracts	141,575	141,575	—	—
Interest Rate Contracts	63,901	63,901	—	—
Foreign Exchange Contracts	1,445	—	1,445	—
Other Contracts	43,795	43,795	—	—

Total Assets	$6,094,942	$2,361,656	$3,733,286	$—

Securities Sold Short	$(1,413,602)	$—	$(1,413,602)	$—
Liability Derivatives
Interest Rate Contracts	(45,626)	(45,626)	—	—
Foreign Exchange Contracts	(372,875)	(86,952)	(285,923)	—
Other Contracts	(3,482)	(3,482)	—	—

Total Liabilities	$(1,835,585)	$(136,060)	$(1,699,525)	$—

*	See schedule of investments for industry and security type breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. For the period ended January 31, 2012, there were no significant transfers between Level 1, Level 2 and Level 3.

New Accounting Pronouncement —  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Disclosures about Derivative Instruments ad Hedging Activites

The following is a summary of the location of derivatives on the Fund’s Statements of Assets and Liabilities as of January 31, 2012:

Asset Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange	Other
Fund	January 31, 2012	Contracts	Contracts	Contracts	Contracts	Contracts

Total Return Bond Fund	$250,716	$141,575	$63,901	$—	$1,445	$43,795

Liability Derivative Investments Value
			Interest			Foreign
	Total Value at	Equity	Rate		Credit	Exchange		Other
Fund	January 31, 2012	Contracts	Contracts		Contracts	Contracts		Contracts

Total Return Bond Fund	$421,983	$—	$45,626	*	$—	$372,875	*	$3,482	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes.

Foreign Currency Contracts — The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Fund. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by the Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for futures at January 31, 2012 is $111,934.

Futures Contracts — The Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. Cash segregated for futures is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for futures at January 31, 2012 is $1,154,586.

Option Contracts — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Short Sales — The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When making a short sale the Fund must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for short sales at January 31, 2012 is $2,712,491.

For the period ended January 31, 2012, the Fund’s average volume of derivatives is as follows:

		Forward Currency		Futures	Futures
	Purchased	Contracts -	Forward Currency	Long	Short
	Options	Purchased	Contracts — Sold	Position	Position	Warrants
Fund	(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Contracts)	(Contracts)	(Cost)

Total Return Bond Fund	$501,846	$1,326,065	$3,910,742	$—	$728	$—

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President
(principal executive officer)

Date	3/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President
(principal executive officer)

Date	3/21/12

By (Signature and Title)*	/s/ John Bliss

John Bliss, Treasurer, Chief Financial Officer and Secretary
(principal financial officer)

Date	3/21/12

*	Print the name and title of each signing officer under his or her signature.